CONTRACTUAL COMMITMENTS - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Letter of credit, extension period	1 year
Minimum operating lease payments recognised as expense	$ 4.0	$ 4.3
Government Of Quebec
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings. letters of credit	18.3		$ 24.6
Government Of Ontario
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings. letters of credit	$ 0.4		$ 0.5